Material accounting policy information - Schedule of Useful Lives of Intangible Assets (Details)	12 Months Ended
Mar. 29, 2026
Software | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	5 years
Software | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	7 years
Intellectual property | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	1 year
Intellectual property | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	8 years
Customer Lists | Japan Joint Venture
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	10 years
Customer Lists | Paola Confectii
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	4 years
Distribution rights | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	5 years
Distribution rights | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Estimated Useful Life	10 years